Related Party Transactions (10K) (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 19, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Officer compensation		$ 406,323	$ 407,424	$ 809,329	$ 832,850	$ 2,126,243	$ 1,889,136
Consulting fees		307,693	445,849	453,280	622,813	1,013,690	871,228
Matthew Banks [Member]
Director fees		9,000	7,500	17,500	12,500
Comms Watch Pty Ltd [Member]
Director fees						4,500	20,000
Clem Tacca [Member]
Consulting fees			120,250		190,414	318,857	321,951
Ascendant SC Pty Ltd [Member]
Consulting fees		68,886	44,750	68,886	44,750	66,098	22,000
Director fees						10,000
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Director fees	$ 25,000
Frank Wilkie [Member]
Consulting fees		86,954	171,000	87,204	249,500	419,204	150,473
Repayment of consulting fees						70,250
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Bonus offset against common stock subscription	224,500
Frank Wilkie [Member] | Common Stock [Member]
Bonus offset against common stock subscription	$ 124,454
Judith Willoughby [Member]
Bonus offset against common stock subscription						20,000
Consulting fees		13,200	0	13,200	0	75,000	0
Repayment of consulting fees						55,000
VP Corporate Finance [Member]
Officer compensation						121,721	155,573
Bonus offset against common stock subscription						14,029	67,112
Chief Executive Officer [Member]
Officer compensation		250,000	250,000	500,000	500,000	1,300,000	1,300,000
Bonus offset against common stock subscription						220,079	1,000,000
Bonus offset against related party advance						4,921
Bonus offset against preferred stock subscription							85,989
Deferred salary							106,588
Chief Executive Officer [Member] | Harold Hansen [Member]
Director fees							0
Chief Operating Officer [Member]
Officer compensation		$ 61,923	50,769	$ 115,000	109,615	250,000	220,000
Bonus offset against common stock subscription						20,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Consulting fees			$ 7,500		$ 12,500	27,500	29,538
Director [Member] | Matthew Banks [Member]
Consulting fees						20,000
Director fees						27,500	$ 0
Director [Member] | Harold Hansen [Member]
Director fees						27,500
Director [Member] | Ian Banks[Member] | Matthew Banks [Member]
Bonus offset against common stock subscription						$ 7,500